Stock-Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2014	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares reserved for future issuance					7,101,126	8,874,291
Proceeds from stock options exercised					$ 1,176,000	$ 4,086,000
Proceeds from exercises of warrants		$ 35,200,000			$ 0	$ 35,151,000
2015 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares reserved for future issuance					10,200,000
Common stock reserved for future grants					7,200,000
Additional Shares that may be added to shares reserved for issuance					1,100,000
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation vested and exercisable options outstanding					4,345,497
Share-based compensation grants					400,000	0
Total shares reserved for future issuance					4,996,284	6,080,483
Unrecognized compensation cost related to unvested stock options					$ 1,300,000
Remaining weighted-average period for recognition					10 months 24 days
Aggregate intrinsic value of stock option exercised					$ 12,700,000	$ 200,000
Proceeds from stock options exercised					$ 1,200,000	$ 4,100,000
Stock options, vested and exercisable					4,345,497	3,973,614
Employee Stock Option | 2014 Equity Incentive Plan | Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for issuance			11,109,000
Share-based compensation vested and exercisable options outstanding					1,100,000
Share-based compensation grants					0
Employee Stock Option | 2014 Equity Incentive Plan | Common Stock | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation, expiration period			10 years
Employee Stock Option | 2015 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional common shares reserved for future issuance	3,000,000			3,000,000
Non Employee Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Remaining weighted-average period for recognition					2 months 12 days
Grants of restricted stock					0
Unrecognized compensation cost related to non-vested stock options					$ 6,400
Outstanding RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares reserved for future issuance					466,842	1,155,808
Remaining weighted-average period for recognition					1 year 9 months 18 days
Grants of restricted stock					33,500	749,793
Unrecognized compensation cost related to non-vested stock options					$ 600,000
Employee Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Remaining weighted-average period for recognition					1 year 10 months 24 days
Unrecognized compensation cost related to non-vested stock options					$ 600,000